Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 01, 2024
C000255242
Account Value [Line Items]
Line Graph and Table Measure Name	Oakmark U.S. Large Cap ETF
Account Value	$ 10,798	$ 10,355	$ 9,859	$ 9,479	$ 10,000
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 11,181	10,341	9,321	9,737	10,000
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 10,456	$ 9,927	$ 9,564	$ 9,364	$ 10,000